Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 59,650	$ 43,644
Accounts receivable	41,097	40,957
Notes receivable (Note 4)	182,620	110,000
Total current assets	283,367	194,601
Goodwill (Note 5)	119,009	119,009
Other intangible assets, net (Note 6)	45,089	70,025
Total	164,098	189,034
TOTAL ASSETS	447,465	383,635
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Accounts payable & accrued liabilities (Note 7)	179,525	230,621
Convertible notes payable - related party (Note 11)	281,019	350,000
Total liabilities	460,544	580,621
STOCKHOLDERS' EQUITY (DEFICIT) (Note 8)
Common stock, no par value, 50,000,000 shares authorized, 12,221,912 issued and outstanding	1,364,375	1,364,375
Common stock, shares subscribed	97,500	30,000
Additional paid in capital	856,345	856,345
Accumulated deficit	(2,291,967)	(2,408,374)
Other comprehensive loss	(39,332)	(39,332)
Total	(13,079)	(196,986)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 447,465	$ 383,635